Organization and Principal Activities - Details of Major Subsidiaries and VIEs (Parenthetical) (Details)	May 31, 2024
Wuyuan Siji Gongda | VIEs' Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributed to the Group	54.00%